BASIS OF CONSOLIDATION AND INVESTMENTS	12 Months Ended
Dec. 31, 2025
Basis Of Consolidation And Investments
BASIS OF CONSOLIDATION AND INVESTMENTS

10.	BASIS OF CONSOLIDATION AND INVESTMENTS

The accounting policies have been consistently applied to all consolidated companies. The consolidated financial statements for the years ended December 31, 2025 and 2024 include the following direct and indirect subsidiaries and joint ventures, associates, as well as the exclusive funds, as follows:

Companies	12/31/2025	12/31/2024	Core business
Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Inova Ventures	100.00	100.00	Equity interests and financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios NacionalS.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.89	99.89	Manufacture of containers and distribution of steel products
CSN Mineração S.A.	69.01	69.01	Mining
CSN Energia S.A.	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	92.71	92.71	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CSN Inova Ltd.	100.00	100.00	Advisory and implementation of new development project
CBSI - Companhia Brasileira de Serviços de Infraestrutura	99.99	99.99	Equity interests and product sales and iron ore
CSN Cimentos Brasil S.A.	99.99	99.99	Cement manufacturing
Berkeley Participações e Empreendimentos S.A.	100.00	100.00	Electric power generation and equity interests
CSN Inova Soluções S.A.	99.99	99.99	Equity interests
CSN Participações I S.A	99.90	99.90	Equity interests
CSN Participações III S.A	99.90	99.90	Equity interests
CSN Participações IV S.A	99.90	99.90	Equity interests
CSN Participações V S.A	99.90	99.90	Equity interests
CSN Incorporação e Participações Ltda.	99.99	99.99	Equity interests
Estrela Comércio e Participações S.A. (5)	70.00		Equity interests
Circula Mais Serviços de Intermediação Comercial S.A.	0.10	0.10	Commercial intermediation for the purchase and sale of assets and materials in general

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.	100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.	100.00	100.00	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas	99.89	99.89	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas - MMSA	99.88	99.88	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.88	99.88	Production and sale of cans and related activities
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L.U.	69.01	69.01	Financial transactions, product sales and Equity interests
CSN Mining GmbH	69.01	69.01	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	69.01	69.01	Commercial representation
Lusosider Ibérica S.A.	100.00	100.00	Steel, commercial and industrial activities and equity interests
Companhia Siderúrgica Nacional, LLC	100.00	100.00	Import and distribution/resale of products
Elizabeth Cimentos S.A.	99.99	99.99	Cement manufacturing
Santa Ana Energética S.A.	99.99	99.99	Electric power generation
Topázio Energética S.A.	99.99	99.99	Electric power generation
Brasil Central Energia Ltda.	99.99	99.99	Electric power generation
Circula Mais Serviços de Intermediação Comercial S.A.	99.90	99.90	Commercial intermediation for the purchase and sale of assets and materials in general
Metalgráfica Iguaçu S.A	99.89	99.89	Metal packaging manufacturing
Companhia Energética Chapecó	69.01	69.01	Electric power generation
Companhia Estadual de Geração de Energia Elétrica - CEEE-G	100.00	100.00	Electric power generation
Ventos de Vera Cruz S.A.	99.99	99.99	Electric power generation
Ventos de Curupira S.A	99.99	99.99	Electric power generation
Ventos de Povo Novo S.A.	99.99	99.99	Electric power generation
MAZET Maschinenbau und Zerspanungstechnik Unterwellwnborn GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN ITC Solutions AG (1)	55.21		Financial transactions, product sales and Equity interests
CSN Mining International GmbH	69.01	69.01	Commercial and representation of products
Gramperfil S.A. (2)	90.00	-	Manufacturing and sale of metal profile
CSN International Steel GmbH	100.00	100.00	Commercial and representation of products
Tora Transportes Ltda (5)	70.00		Road transport
Tora Locações S.A. (5)	70.00		Road transport and automobile rental
FJX Transportes S.A. (5)	42.00		Road transport and logistic
N. Minas Transportes e Locações Ltda. (5)	70.00		Road transport and logistic
Saratoga Transportes Ltda (5)	70.00		Road transport
Lokamig Rent a Car S.A. (5)	70.00		Automobile rental
Seminovos Lokamig Ltda. (5)	70.00		Automobile rental
Tora Logística Armazéns e Terminais Multimodais S.A. (5)	70.00		Logistics
Tora Recintos Alfandegários S.A. (5)	70.00		General storage operations and road transport
Tora Seminovos Comércio de Veículos Ltda. (5)	70.00		Commercial and automobile rental
CSN Captive Insurance Company, LLC (6)	100.00		Captive Insurance Company
Global Dot Com S.A (9)	80.00		Information service provision
Galvacolor Jerez S.L.U.(8)	100.00		Transformation and commercialization of steel products

Direct interest in joint operations
Itá Energética S.A.	48.75	48.75	Electric power generation

Direct interest in joint ventures: equity method
MRS Logística S.A. (10)	7.59	18.75	Railroad transportation
Aceros Del Orinoco S.A. (*)	31.82	31.82	Dormant company
Transnordestina Logística S.A. (7)	33.89	48.03	Railroad logistics
Equibras S.A. (11)	50.00	50.00	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A. (10)	20.64	12.93	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests
Panatlântica S.A.	29.92	29.92	Steel

Indirect interest in affiliates: equity method
Jaguari Energética S.A.	10.50	10.50	Electric power generation
Chapecoense Geração S.A.	9.00	9.00	Electric power generation
Companhia Energética Rio das Antas - Ceran	30.00	30.00	Electric power generation
Foz Chapecó Energia S.A.	9.00	9.00	Electric power generation

Exclusive Funds: full consolidation
Diplic II- Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund

Consortiuns
Consórcio Itaúba (3)	99.99	100.00	Electric power generation
Consórcio Passo Real (4)	96.55	100.00	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power generation
Consórcio Dona Francisca	15.00	15.00	Electric power generation
(1)	On March 5, 2025, CSN ITC Solutions AG ("CSN ITC”), a company in which the Company holds an indirect participation of 55.2% through its indirect subsidiary CSN Mining International GmbH, which in turns holds an 80% stake in CSN ITC, was incorporated. CSN ITC is located in Switzerland and was constituted as a corporation. CSN ITC's activities consist of the sale, distribution, and processing of iron ore and related products in key strategic expansion markets, with the objective of adding value to these products. It has been exploring and seeking out business opportunities in Switzerland and/or other countries,

(2)	On March 23, 2025, Gramperfil S.A. (“Gramperfil”) was acquired through means of the Company’s direct subsidiary CSN Steel S.L. for a total amount of EUR 11.8 million. Gramperfil, which is located in Portugal, was constituted as a corporation, and produces, commercializes and processes metal profiles and accessories, in addition to importing and exporting such products for use in metallic structures and civil construction.

(3)	On March 21, 2025, the “Primeiro Aditivo ao Termo de Constituição do Consórcio Itaúba” (First Amendment to the Consórcio Itaúba consortium’s incorporation agreement) was signed, through which the equity interest of the consortium members was redistributed. As a result of the amendment, CSN and CSN Cimentos Brasil S.A. now hold a 39.03% and 60.97% participation in the Consortium, respectively.

(4)	On March 21, 2025, the “Primeiro Aditivo ao Termo de Constituição do Consórcio Passo Real” (First Amendment to the Consórcio Passo Real consortium’s incorporation agreement) was signed, through which there was a change in the equity interest of the consortium members. CSN's stake in the company increased from 46.97% to 56.40%, Elizabeth Cimentos S.A.’s stake increased from 28.18% to 24.14%. CSN Mineração S.A. came to hold 11.09% of Passo Real’s shares, and Minérios Nacional S.A. maintained its stake at 1.56%. Additionally, the following new consortium members joined the company: Companhia Metalúrgica Prada, with 3.36% of shares, Metalgráfica Iguaçu S.A., with 0.34% of shares, and Estanho de Rondônia S.A., with a 3.11% stake.

(5)	On April 1, 2025, CSN acquired shares representing 70% of Estrela Comércio e Participações S.A.’s ("Estrela”) share capital for a total amount of R$ 752,494 million. Estrela is a holding company that maintains participations in the following companies: Tora Transportes Ltda., Tora Locações S.A., FJX Transportes S.A., N. Minas Transportes e Locações Ltda., Saratoga Transportes Ltda., Lokamig Rent a Car S.A., Seminovos Lokamig Ltda., Tora Logística Armazéns e Terminais Multimodais S.A., Tora Recintos Alfandegários S.A. and Tora Seminovos Comércio de Veículos Ltda. (“Grupo Estrela”), which subsequently became part of the series of companies indirectly controlled by CSN. Grupo Estrela, which is mainly located in Minas Gerais, maintains operations in the field of road transport.

(6)	CSN Captive Insurance Company, LLC (“CSN Captive”) was incorporated on July 8, 2025, and its capital was paid in in full by the Company on August 29, 2025. CSN Captive, which is located in the United States, was incorporated as a limited liability company and its corporate purpose is to operate in the insurance market, providing insurance coverage to companies in which the Company holds a participation, as well as to third parties.

(7)	On October 17, 2025, an increase in Transnordestina Logística S.A.’s share capital ("TLSA”) through the issuance of new shares and partial capitalization of credits arising from AFACs held by CSN against TLSA. This increase resulted in the payment of the amount of R$ 1,792,580 being provided, after which CSN came to hold 33.89% of TLSA's share capital.

(8)	On November 18, 2025, the Company acquired Galvacolor Jerez, S.L.U. (“Galvacolor”), through its subsidiary CSN Steel S.L.U., for EUR 47 million. Located in Spain, Galvacolor is incorporated as a single-member limited liability company, and its corporate purpose involves the production of steel profiles and activities involved in the processing and sale of steel and smelting products.

(9)	On December 5, 2025, the Company acquired control of Global Dot Com S.A. (“Global Dot”) and came to indirectly hold 80% of the company’s share capital stock through the subsidiaries CSN Inova Ventures (2.51%) and CSN Inova Soluções S.A. (77.49%). The acquisition was carried out through the conversion of a loan into shares, as well as the purchase of an additional interest totaling R$ 50.89 million. The Company previously held an investment in Global Dot, which was controlled at fair value. Located in the municipality of Barueri, in the State of São Paulo, Global Dot was constituted as a corporation and aims to provide fleet management services via integrated software.

(10)	On December 18, 2025, the Agreement for the Purchase and Sale of Shares and Other Covenants was entered into by and between CSN Mineração and CSN, through which CSN Mineração acquired 974,851 common shares, 2,673,312 class A preferred shares and 27,333,064 class B preferred shares issued by MRS, representing 9.17% of MRS’s share capital, which were previously owned by CSN. In addition, on December 31, 2025, the Company completed the additional sale of 6,759,540 class B preferred shares issued by MRS to CMIN. Within this context, CSN became the direct holder of 25,636,431 common shares, representing 13.69% of the share capital entitling the respective holder to a right to vote and 7.59% of MRS’s share capital.

(11)	Equimac S.A. changed its trade name during 4Q25 to "Equibras S.A.", and there were no changes in the Company's participation in this company.

10.a)	Changes in Investments in Controlled Companies, Joint-ventures, Joint-operations, Affiliates, and Other Investments

The positions presented as of December 31, 2025 and 2024 and the changes refer to the interest held by CSN in these companies:

									Consolidated
Companies	Final balance on 12/31/2024	Capital increase	Write-offs	Transfers	Dividends	Equity Income	Comprehensive income	Others	Final balance on 12/31/2025

Investments under the Equity Method
Joint-venture, Joint-operation and Affiliate
MRS Logistica	2,799,168					583,027	(102)		3,382,093
Fair Value MRS	480,622								480,622
Fair Value MRS amortization	(105,719)					(11,745)			(117,464)
Transnordestina Logística S.A. (1)	1,137,345	1,792,580				(18,129)	4,686		2,916,482
Fair Value - Transnordestina	659,106								659,106
Arvedi Metalfer do Brasil S.A.	35,257					(656)			34,601
Panatlântica S.A.	225,766				(19,477)	13,268		(2)	219,555
Equibras S.A. (2)	31,733				(2,187)	9,508			39,054
Indirect interest in affiliates - CEEE-G	146,753				(44,846)	42,343			144,250
Fair Value indirect participation CEEE-G	319,709								319,709
Fair Value amortization indirect participation CEEE-G	(42,523)					(18,418)			(60,941)
Global Dot (3)		1,685		10,043					11,728
	5,687,217	1,794,265		10,043	(66,510)	599,198	4,584	(2)	8,028,795
Other participations
Others (4)	58,794	(9)	(5,038)	(10,043)				2	43,706
	58,794	(9)	(5,038)	(10,043)				2	43,706

Total shareholdings	5,746,011	1,794,256	(5,038)		(66,510)	599,198	4,584		8,072,501

Classification of investments in the balance sheet
Equity interests	5,746,011								8,072,501
Investment Property	202,040								219,525
Total investments in the asset	5,948,051								8,292,026
(1)	Capitalization of AFACs by CSN on October 17, 2025.

(2)	Equimac S.A. changed its trade name during 4Q25 to "Equibras S.A.", and there were no changes in the Company's participation in this company.

(3)	On December 5, 2025, the Company acquired control of Global Dot Com S.A. (“Global Dot”) and came to indirectly hold 80% of the company’s share capital stock through the subsidiaries CSN Inova Ventures (2.51%) and CSN Inova Soluções S.A. (77.49%). The acquisition was carried out through the conversion of a loan into shares, as well as the purchase of an additional interest totaling R$49.9 million. The Company previously held an investment in Global Dot, which was controlled at fair value. Located in the municipality of Barueri, in the State of São Paulo, Global Dot was constituted as a corporation and aims to provide information services, particularly fleet management services via integrated software.

(4)	These strategic investments were made in startups by the subsidiary CSN Inova Ventures, either through the execution of a convertible loan with Alinea Health Holdings Ltda., or through a participation in the following companies: I Systems Automação Industrial S.A., H2Pro Ltda., 1S1 Energy Inc., Traive Inc. and Oico Holdings Limited.

								Consolidated
Companies	Ref.	Final balance on 12/31/2023	Capital increase	Dividends	Equity Income	Comprehensive income	Others	Final balance on 12/31/2024

Investments under the equity method
Joint-venture, Joint-operation and Affiliate
MRS Logistica		2,381,607		(126,163)	529,211		14,513	2,799,168
Fair Value MRS		480,622						480,622
Fair Value MRS amortization		(93,971)			(11,748)			(105,719)
Transnordestina Logística S.A.		1,160,944			(23,599)			1,137,345
Fair Value -Transnordestina		659,106						659,106
Arvedi Metalfer do Brasil S.A.		35,488			(231)			35,257
Panatlântica S.A.			150,000	(46,075)	19,233	23,871	78,737	225,766
Equimac S.A		23,793		(1,342)	9,282			31,733
Indirect interest in affiliates - CEEE-G		165,891		(31,610)	44,049		(31,577)	146,753
Fair Value indirect participation CEEE-G		319,709						319,709
Fair Value amortization indirect participation CEEE-G		(23,896)			(18,627)			(42,523)
		5,109,293	150,000	(205,190)	547,570	23,871	61,673	5,687,217

Fair value investments through profit or loss (1)	14	78,737					(78,737)
Others (2)		49,149	5,494				4,151	58,794
		127,886	5,494				(74,586)	58,794

Total shareholdings		5,237,179	155,494	(205,190)	547,570	23,871	(12,913)	5,746,011

Classification of investments in the balance sheet
Equity interests		5,237,177						5,746,011
Investment Property		205,954						202,040
Total investments in the asset		5,443,131						5,948,051

(1)	Changes in the balance refer to a change in the valuation method used by the investee Panatlântica S.A. due to the above-mentioned share acquisitions. As mentioned, the company, which was previously valued at fair value through profit or loss, is now being valued using the equity method.

(2)	These strategic investments were made in startups by the subsidiary CSN Inova Ventures, either through the execution of a convertible loan with Alinea Health Holdings Ltda., or through a participation in the following companies: I Systems Automação Industrial S.A., H2Pro Ltda., 1S1 Energy Inc., Traive Inc., Oico Holdings Limited and Global Dot Com S.A.

The reconciliation of the equity method results of joint-ventures and affiliates and the amount presented in the income statement is presented below and derives from the elimination of CSN's transactions with these companies:

		Consolidated
	12/31/2025	12/31/2024

Equity in Results of Affiliated Companies
MRS Logística S.A.	583,027	529,211
Transnordestina Logística S.A.	(18,129)	(23,599)
Arvedi Metalfer do Brasil S.A.	(656)	(231)
Equibras S.A.	9,508	9,282
Indirect interest in affiliates - CEEE-G	42,343	44,049
Panatlântica S.A.	13,268	19,233
Fair Value Amortization	(30,163)	(30,375)
	599,198	547,570
Reclassification IAS 28 (1)	(80,471)	(99,279)
Others	17	(243)
Equity in Results	518,744	448,048
(1)	The operating margin of intercompany operations with group companies classified as joint-ventures, which are not consolidated, are reclassified in the Income Statement of the Investment group to the groups of costs and income tax and social contribution.

10.b)	Additional Information on Direct and Indirect Subsidiaries

•      ELIZABETH CIMENTOS S.A. (“Elizabeth Cimentos”)

On August 31, 2021, the acquisition of control of Elizabeth Cimentos and Elizabeth Mineração was completed through the Group’s subsidiary CSN Cimentos.

Elizabeth Cimentos, which is located in Paraíba, was constituted as a corporation, and maintains operations in the manufacture and sale of portland cement and clinker. Its products are sold in the states comprising Brazil’s North and Northeast regions.

Elizabeth Mineração merged with CSN Cimentos on April 29, 2022.

•      SEPETIBA TECON S.A. (“Tecon”)

Its objective is the exploration of the “Terminal de Contêiners do Porto Organizado de Itaguaí” (Container Terminal of the Organized Port of Itaguaí), located in Itaguaí, in the state of Rio de Janeiro. The terminal is connected to ““UPV - USINA PRESIDENTE VARGAS” (PRESIDENTE VARGAS STEEL MILL) – Usina Presidente Vargas” (Presidente Vargas Steel Mill) via the Southeast railway network, conceded to MRS Logística S.A. Services include container, steel product, and general cargo handling and storage operations, among other services such as container washing, maintenance, and sanitization.

Tecon was the winner of the bidding process and on October 23, 1998 signed the lease for the operation of the port terminal for a period of 25 years, starting in 2001, which can be extended if the granting authority gives a positive statement.

Upon termination of the lease contract, all rights and benefits transferred to Tecon, along with Tecon's property assets and those resulting from investments made in leased assets, will be returned to the Union, declared reversible by the Union as necessary for the continuity of the leased terminal's operation. The assets declared as reversible will be compensated by the Union for the residual value of their cost, determined by Tecon's accounting records after deducting depreciation.

•      ESTANHO DE RONDÔNIA S.A. (“ERSA”)

Headquartered in the state of Rondônia, the subsidiary operates two units, one located in the city of Itapuã do Oeste/RO and the other in Ariquemes/RO. The mining operation is based in Itapuã do Oeste, where cassiterite (tin ore) is extracted, and the smelting is located in Ariquemes, where metallic tin is obtained, which is the raw material used in the “UPV – Usina Presidente Vargas” (Presidente Vargas Steel Mill) for the manufacture of metal sheets.

•      COMPANHIA METALÚRGICA PRADA (“Prada”)

Prada operates in two segments sectors: steel metal packaging and flat steel processing and distribution.

Packaging

In the steel metal packaging segment, Prada produces the best and safest products in cans, buckets and aerosols. It serves the chemical and food segments, providing packaging and lithography services for the main market companies.

Distribution

Prada also operates around processing and distribution of flat steels, with a diversified product line. Provides coils, rolls, sheets, strips, blanks, metal sheets, profiles, tubes and tiles, among other products, for the most different industry segments - from automotive to civil construction. It also specialized in providing steel processing services, meeting the demand of companies throughout the country.

•      METALGRÁFICA IGUAÇU S.A. (“Metalgráfica”)

Founded in 1951, Metalgráfica has units in Ponta Grossa (PR) and Goiânia (GO) and produces steel cans for the national market of metal packaging for food. Its operation is a strategic asset for CSN's packaging division. The technology used by Metalgráfica is more modern than that used by Prada, improving business competitiveness and strengthening the national chain, especially in relation to substitute packaging.

•      CSN ENERGIA S.A. (“Energia”)

Its main objective is the commercialization of electric energy to supply the operational needs of its Parent Company and its respective subsidiaries. If there is a surplus of the purchased energy, it is sold to the market through the Electric Energy Trading Chamber (“CCEE”). The office of the registered company is located in Volta Redonda - Rio de Janeiro.

•      FTL - FERROVIA TRANSNORDESTINA LOGÍSTICA S.A. (“FTL”)

Company created to incorporate the spun-off portion of Transnordestina Logística S.A. It operates public rail freight transport services in Brazil's northeastern network, on sections between the cities of São Luís and Altos, Altos and Fortaleza, Fortaleza and Sousa, Sousa and Recife/Jorge Lins, Recife/Jorge Lins and Salgueiro, Jorge Lins and Propriá, Paula Cavalcante and Cabedelo (Cabedelo Branch) and Itabaiana and Macau (Macau Branch) ("Malha I" – Railway Network number I).

•      CSN MINERAÇÃO S.A. (“CSN Mineração”)

Based in Congonhas, in the state of Minas Gerais, CSN Mineração S.A.'s main objective is the production, purchase and sale of iron ore, and has the foreign market as its focus for marketing its products. On November 30, 2015, CSN Mineração S.A. began centralizing CSN's main iron ore mining operations, including the establishments of the Casa de Pedra mine, the Tecar port, and an 29.90% stake in MRS. CSN's interest in this subsidiary is 69.01% as of December 31, 2025 and 2024.

On November 21, 2023, CSN Mining International GmbH was established as a wholly owned subsidiary of CSN Mining Holding S.L.U., which is itself a wholly owned subsidiary of CSN Mineração. Located in Zug, Canton of Zug, Switzerland, its purpose is to market raw materials of any type and other goods in its own name and on behalf of third parties, both in Switzerland and abroad, and may perform or intermediate services directly or indirectly related to this objective or associated with it.

• MINÉRIOS NACIONAL S.A. (“Minérios Nacional”)

Based in Congonhas, in the state of Minas Gerais, Minérios Nacional's main objective is the production and sale of iron ore. The subsidiary concentrates the mineral rights assets related to the Fernandinho, Cayman and Pedras Pretas mines, all located in Minas Gerais, transferred to Minérios Nacional S.A. in the business combination operation that occurred in 2015.

•      CBSI - COMPANHIA BRASILEIRA DE SERVIÇOS DE INFRAESTRUTURA (“CBSI”)

Based in São Paulo - SP, CBSI's main objective is to provide services to subsidiaries, affiliates, parent company, and other third-party companies, being able to explore activities related to recovery and maintenance of industrial machines and equipment, civil maintenance, industrial cleaning, product logistics preparation, among others.

•      COMPANHIA FLORESTAL DO BRASIL (“CFB”)

Companhia Florestal do Brasil, a legal entity governed by private law, was incorporated on May 24, 2013. It is organized as a privately held corporation and the company's registered office is located in São Paulo.

• STAHLWERK THÜRINGEN GMBH (“SWT”)

SWT was established from the former Maxhütte industrial steel complex, in the city of Unterwellenborn, located in Germany. SWT produces steel profile used for civil construction according to international quality standards. Its main raw material is steel scrap, and its installed production capacity is 1.1 million tons of steel per year. SWT is an indirect subsidiary of CSN Steel S.L.U., a wholly owned subsidiary of CSN.

• COMPANHIA SIDERURGICA NACIONAL – LLC (“CSN LLC”)

Companhia Siderúrgica Nacional, LLC, a wholly owned subsidiary of CSN Steel S.L.U. which, in turn, is a wholly owned subsidiary of CSN, is an importer and marketer of steel products and maintains its activities in the United States.

• LUSOSIDER AÇOS PLANOS, S.A. (“Lusosider”)

Incorporated in 1996, in continuity with Siderurgia Nacional – a company privatized by the Portuguese government that year –, Lusosider is the only Portuguese industry in the steel sector to produce cold-rolled flat steels with anticorrosion coating. The Lusosider has an installed capacity of about 550 thousand tons per year to produce four major groups of steel products: galvanized sheet, cold rolled sheet, pickled sheet and oiled sheet. The products manufactured by Lusosider can be applied in the packaging industry, civil construction (tubes and metallic structures) and in household appliance components.

•      COMPANHIA ESTADUAL DE GERAÇÃO DE ENERGIA ELÉTRICA – CEEE-G.

On October 21, 2022, Companhia Florestal Brasileira (“CFB”) acquired a 66.23% stake in CEEE-G, which previously belonged to the State of Rio Grande do Sul. On December 15, 2022, CFB also subsequently acquired a 32.73% stake in CEEE-G, which was previously part of Centrais Elétricas Brasileiras S.A. – Eletrobras. In November 2023, CEEE-G held an auction for a Public Offer for the Acquisition of Shares ("OPA") to acquire up to 100% of the shares subject to the offer. During the auction, the Company acquired 1,271 common shares and 338 preferred shares, representing 0.017% of its total share capital. The success of the OPA culminated in the conversion of CEEE-G’s registration from a "Category A" to "Category B” company, which was approved by the CVM on January 25, 2024. On February 21, 2024, the company’s held its AGM, which resolved on the compulsory redemption and subsequent cancellation of 98,375 (ninety-eight thousand, three hundred and seventy-five) shares, of which 41,896 (forty-one thousand, eight hundred and ninety-six) and 56,479 (fifty-six thousand, four hundred and seventy-nine) were common and preferred shares issued by CEEE-G, respective, without making changes to the value of its share capital. As a result, as of this date, CFB came to hold 100% of the shares issued by CEEE-G.

Based in Porto Alegre, Rio Grande do Sul State, CEEE-G's main purpose is to conduct studies and implement projects and build and operate electric power plants, as well as to execute business activities resulting from these activities, such as electric energy commercialization. CEEE-G exercises shareholding control over the Special Purpose Entities (SPEs) Ventos de Curupira S.A., Ventos de Povo Novo S.A. and Ventos de Vera Cruz S.A., which were incorporated in February 2014 and members of the consortium responsible for the construction of the Povo Novo Wind Farm Complex.

CEEE-G also holds a 15% participation in the Dona Francisca Consortium, located in Nova Palma, in the state of Rio Grande do Sul, as well as a 30% stake in Companhia Energética Rio das Antas – CERAN, which is located in Florianópolis, in the state of Santa Catarina.

The Company's indirect equity interest in CEEE-G, as of December 31, 2025, is 100%.

•      COMPANHIA ENERGÉTICA CHAPECÓ – CEC

CEC, based in São Paulo, is an independent power producer whose main activity is harnessing electric power potential on the Chapecó River through a hydroelectric plant located between the municipalities of Ipuaçu and São Domingos in the state of Santa Catarina, called Central Geradora Quebra-Queixo. On December 11, 2000, CEC signed a Concession Agreement for the Use of Public Property for the generation of electricity No. 94/2000 with the National Electric Energy Agency – ANEEL. The concession has a term of 35 years counted from the date of contract signature by the granting authority, which may be extended under conditions established by ANEEL, provided that the hydroelectric project exploitation meets the contract conditions and sector legislation.

•      CSN CIMENTOS BRASIL S.A (“CSN Cimentos Brasil”)

Acquired on September 6, 2022, CSN Cimentos Brasil is constituted as a corporation, domiciled in Brazil, with its headquarters located in Santa Cruz, Rio de Janeiro - RJ. This subsidiary of CSN has industrial plants, warehouses and branches in much of the national territory. Its main activities are production, industry and general trade of cement, lime, mortar, minerals and metals in general and complementary products for civil construction, in natura. CSN's equity interest in CSN Cimentos Brasil as of December 31, 2024 is 99.99%.

•      CSN CIMENTOS S.A. (“CSN CIMENTOS”)

The cement segment operations began in the Group in May 2009, through a grinding unit in Volta Redonda/RJ, driven by the synergy between this activity and the slag generation produced by the blast furnaces of “UPV – Usina Presidente Vargas” (Presidente Vargas Stell Mill), a material used as the main raw material for cement production.

In 2011, its own clinker production was started, with the installation of a rotary clinker kiln in Arcos, Minas Gerais, using calcitic limestone extracted from the Bocaina Mine, existing in the same location that also supplies the steel limestone to the “UPV – Usina Presidente Vargas” (Presidente Vargas Steel Mill). This clinker produced is primarily sent by railway to the cement factory in Volta Redonda/RJ.

In 2015, the Arcos/MG unit started cement production with the installation of two vertical cement mills and in 2016 a second clinker production line was installed, thus achieving self-sufficiency of clinker in cement production.

The main product of Arcos is CP-II type cement, basically composed of clinker, slag, limestone, and gypsum, with the composition varying according to the product. Still in Arcos, there is exploration of calcitic limestone and dolomite, which is destined for the “UPV – Usina Presidente Vargas” (Presidente Vargas Steel Mill).

On August 31, 2023, the reverse merger of CSN Cimentos by CSN Cimentos Brasil was approved with the transfer of all assets, property (movable and immovable), rights and obligations. The Appraisal Report of CSN Cimentos' shareholders' equity was prepared based on a specific balance sheet with a base date of June 30, 2023.

As a result of the merger, CSN Cimentos Brasil's shareholders' equity was increased by R$ 2,383,276, of which R$ 2,300,489 were allocated to the share capital and R$ 82,786 to the capital reserve account.

(R$'000)	Accounting collection as of June 30, 2023
Cash and cash equivalents	111,937
Trade receivables	95,506
Inventories	245,701
Other assets	229,560
Corporate investments	1,198,743
Property, plant and equipment	3,573,944
Intangíible assets	889,979
Investment properties	631
Total Assets	6,346,001
Trade payables	375,049
Borrowings and financing	2,678,625
Salaries and social charges	15,432
Taxes payable	42,383
Lease liabilities	15,392
Tax, social security, labor and civil	11,489
Provisions for environmental liabilities and asset decommissioning	83,076
Other payables	741,279
Total Liabilities	3,962,725

Net assets	2,383,276

•      CSN ITC Solutions AG (“CSN ITC”)

CSN ITC was incorporated on March 5, 2025. The Company holds a direct take 55.2% in CSN ITC through its indirect subsidiary CSN Mining International GmbH, which holds an 80% stake in CSN ITC. Located in Switzerland, the entity is constituted as a corporation. CSN ITC's activities consist of the sale, distribution, and processing of iron ore and related products in key strategic expansion markets, with the objective of adding value to these products. It has been exploring and seeking out business opportunities in Switzerland and/or other countries.

•      Gramperfil S.A. (“Gramperfil”)

On March 23, 2025, Gramperfil was acquired for the total amount of EUR 11,801 on March 23, 2025. The entirety of its share capital is held by CSN Steel S.L.U., which is located in Portugal and constituted as a corporation. Gramperfil’s business activities consist of producing, selling and processing metal profiles and accessories, in addition to importing and exporting such products for use in metal structures in civil construction.

•      Estrela Comércio e Participações S.A. (“Estrela Group”)

On April 1, 2025, CSN acquired shares representing 70% of Estrela Comércio e Participações S.A.’s ("Estrela”) share capital for the price of R$ 752,494 million reals. Whereas Estrela holds an equity interest in the following companies: Tora Transportes Ltda., Tora Locações S.A., FJX Transportes S.A., N. Minas Transportes e Locações Ltda., Saratoga Transportes Ltda., Lokamig Rent a Car S.A., Seminovos Lokamig Ltda., Tora Logística Armazéns e Terminais Multimodais S.A., Tora Recintos Alfandegários S.A. and Tora Seminovos Comércio de Veículos Ltda.("Grupo Estrela"), these companies became part of the series of companies indirectly controlled by the Company. Grupo Estrela, which is mainly located in Minas Gerais, maintains operations in the field of road transport.

•      CSN Captive Insurance Company LLC (“CSN Captive”)

CSN Captive was incorporated on July 8, 2025, and its share capital was paid in full by the Company on August 29, 2025. CSN Captive is located in the United States in the State of Vermont, in the United States of America, and its corporate purpose is to operate in the insurance market, providing insurance coverage to companies in which the Company holds a participation, as well as to third parties.

•      Galvacolor Jerez S.L.U. (“Galvacolor”)

October 18, 2025, the Company indirectly acquired Galvacolor for the amount of EUR 47 million, the entirety of the share capital of which is held by the subsidiary CSN Steel S.L.U. Located in Spain, Galvacolor is incorporated as a single-member limited liability company, and its corporate purpose involves the production of steel profiles and activities involved in the processing and sale of steel and smelting products.

•      Global Dot Com S.A. (“Global Dot”)

On December 5, 2025, the Company came to indirectly hold 80% of the company’s share capital through the subsidiaries CSN Inova Ventures (2.51%) and CSN Inova Soluções S.A. (77.49%). The acquisition was carried out through the conversion of a loan into shares, as well as the purchase of an additional interest totaling R$ 49.9 million. Located in the municipality of Barueri, in the State of São Paulo, Global Dot was constituted as a corporation and aims to provide information services, particularly fleet management services via integrated software.

10.c)	Main occurrences at subsidiaries in 2025 and 2024

•	CSN Mineração S.A. (“CSN Mineração”)

Additional sale of shares held by MRS Logística S.A.

This transaction was carried out for the total price of R$3,350,000 previously received by CSN. In the consolidated financial statements, the book value of MRS's investment, amounting to (R$998,922), was derecognized and a gain of R$2,351,078 was initially recorded under other operating revenues (see note 29). However, as the transaction was carried out under common control, such gain was eliminated in consolidation as an unrealized profit at CSN Mineração (see note 10.a). Accordingly, there was no impact on the consolidated results at the transaction date. The transaction resulted in an increase in the ownership interest held by non-controlling shareholders in CSN Mineração.

Share buyback program of subsidiary CSN Mineração

CSN Mineração approved, in Board of Directors Meetings, the Share Buyback Programs, for treasury maintenance and subsequent disposal or cancellation, described below:

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Treasury balance
4º	06/28/2024	100,000,000	from 06/28/2024 to 12/19/2025	R$ 6.0497	R$5.2798 and R$7.1162	53,294,300	(3)	53,294,297
5º	11/21/2025	53,294,297	from 11/24/2025 to 05/24/2027
						53,294,300	(3)	53,294,297

CSN Mineração’s Share Repurchase Program, for treasury maintenance and subsequent disposal or cancellation, approved on June 28, 2024 by the Board of Directors, consists of:

• Buyback of up to 100,000,000 shares

• Program term from June 28, 2024 to December 19, 2025

• Acquisition price may not be higher than the quotation on the Stock Exchange

• Buyback operations intermediated by qualified financial institutions.

On October 17, 2024, CSN Mineração approved the cancellation of three company shares held in treasury at a meeting of the Board of Directors. The were no changes in the subsidiary’s share capital as a result of the cancellation of shares. The Company’s share capital was therefore divided into 5,485,338,835 shares.

Program for the sale of shares held by the subsidiary CSN Mineração

The purpose of the Share Sale Program is to dispose of shares currently held in treasury as part of the Company's financial management/ investment process in order to contribute to the liquidity of shares on the market. Approved on November 21, 2025 by the Board of Directors, the Program consists of:

• Sale of up to 53,294,297 shares,

• Program implemented from November 24, 2025 to May 21, 2027,

• Acquisition price: Shares will be sold at B3 S.A. - Brasil, Bolsa, Balcão, at market price.

• Repurchase operations will be intermediated by qualified financial institutions.

Distribution of dividends from subsidiary CSN Mineração:

On May 9, 2024, the Board of Directors of CSN Mineração approved the distribution of interim dividends to the profit reserve account in the amount of R$ 1,025,040, corresponding to R$ 0.186869166032 per share, in anticipation of the minimum mandatory dividend.

At a CSN Mineração Board of Directors meeting held on September 30, 2024, the following distributions were approved: extraordinary interim dividends from profits recorded in the balance sheet as of August 31, 2024, totaling R$ 2,375,000, corresponding to R$ 0.43689118448 per share intermediate dividends from the profit reserve from previous fiscal years, in the amount of R$ 160,000, corresponding to R$ 0.02943266927 per share and payment of interest on equity by CSN Mineração in the amount of R$ 465,000, corresponding to R$ 0.08553869507 per share.

On December 27, 2024, CSN Mineração's Board of Directors approved the payment of interest on equity in the amount of R$ 211,610, corresponding to the value of R$ 0.03895595758 per share.

On May 8, 2025, CSN Mineração’s Board of Directors approved the following items:

1. A total amount of R$1,090,000 allocated to the profit reserve account as interim dividends

2. A total net amount of R$178,201 allocated to the profit reserve account as Interest on Equity

On November 4, 2025, CSN Mineração’s Board of Directors approved the following items:

1. Payment in the amount of R$424,206 to the company’s profit reserve account as interim dividends

2. A total net amount of R$479,000 allocated to the profit reserve account as Interest on Equity

On December 26, 2025, CSN Mineração’s Board of Directors approved the following items:

1. Payment in the amount of R$259,712 to the company’s profit reserve account as interim dividends

2. A total net amount of R$163,998 allocated to the profit reserve account as Interest on Equity

Additionally, within the scope of the proposal to allocate the income for the year, the subsidiary CSN Mineração decided to distribute additional dividends in the amount of R$768,596, which will be submitted at the company’s Annual General Meeting for approval.

Approval, Execution and Sale of Minority Interest in Subsidiary CSN Mineração

The Company, during a Board of Directors meeting held on October 17, 2024, approved a Non-Binding Proposal with Itochu Corporation for the sale of a minority stake of up to 11% in its subsidiary CSN Mineração, at a price per share of R$7.50.

On November 5, 2024, at an additional meeting of the Board of Directors, the Company resolved to approve the execution of the Share Purchase Agreement for the sale of 589,304,801 common shares issued by

CSN Mineração for a unit price of R$7.50 per share, in the amount of R$4,419,786. This amount was paid to CSN in cash by Itochu Corporation on the Share transfer date.

11/30/2024
Number of shares sold	589,304,801
Share price	R$ 7.50
(+) Cash received (a)	4,419,786
Number of shares sold	589,304,801
Equity cost of the share	R$ 1.72
(-) Write-off of investment (b)	1,013,604
(=) Gain in operation (a) - (b)	3,406,182

After approval of the transaction by the Administrative Council for Economic Defense – CADE, Itochu Corporation became a signatory to the Shareholders' Agreement of CSN Mineração, amended on November 6, 2024, without changing the rights of the parties to such agreement.

From November 12, 2024, due to this operation, CSN now holds 3,785,474,692 common shares issued by CSN Mineração, reducing its direct stake to 69.01%, while Itochu Corporation now holds 589,304,801 common shares issued by CSN Mineração, reaching a direct stake of 10.74% and an indirect stake of 9.26% through Japão Brasil Minério de Ferro Participações LTDA. Therefore, the shareholding composition of CSN Mineração became:

SHAREHOLDER	SHARES	% SHAREHOLDING
COMPANHIA SIDÚRGICA NACIONAL	3,785,474,692	69.01%
ITOCHU CORPORATION	589,304,801	10.74%
Japão Brasil Minério de Ferro Participações LTDA	507,762,966	9.26%
POSCO Holding Inc.	102,186,675	1,86%
CHINA STEEL CORPORATION	22,366,860	0.41%
TREASURY SHARES	53,294,297	0.97%
OTHERS	424,948,544	7.75%
Total SHARES	5,485,338,835	100.00%

10.d)	Joint-Ventures and Joint-Operations Financial Information

The balance sheet and income statement balances of the companies whose control is shared are shown below and refer to 100% of the companies’ results:

				12/31/2025				12/31/2024
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística (1)	Transnordestina Logística	Equibras S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.49%	33.89%	50.00%	48.75%	37.49%	48.03%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	4,131,117	1,740,636	16,678	112,820	4,147,393	277,966	22,028	82,129
Advances to suppliers	37,512	62,240	34	527	42,649	45,512	49	395
Other assets	1,127,557	92,864	36,254	31,004	1,182,598	83,348	25,070	27,251
Total current assets	5,296,186	1,895,740	52,966	144,351	5,372,640	406,826	47,147	109,775
Non-current Assets
Other assets	1,147,003	88,455	259	9,478	448,946	143,562	142	10,144
Investments, PP&E and intangible assets	18,259,793	15,142,520	79,683	233,519	14,791,500	13,193,728	75,782	263,998
Total non-current assets	19,406,796	15,230,975	79,942	242,997	15,240,446	13,337,290	75,924	274,142
Total Assets	24,702,982	17,126,715	132,908	387,348	20,613,086	13,744,116	123,071	383,917

Current Liabilities
Borrowings and financing	1,013,759	65,418	14,266		547,803	36,181	19,009
Lease liabilities	491,501		337		738,978		288
Other liabilities	1,710,146	176,437	19,979	15,074	2,103,399	128,528	16,642	15,664
Total current liabilities	3,215,406	241,855	34,582	15,074	3,390,180	164,709	35,939	15,664
Non-current Liabilities
Borrowings and financing	8,572,213	6,877,310	16,447		7,524,173	7,943,354	21,074
Lease liabilities	2,500,878		333		1,158,058		213
Other liabilities	1,393,766	1,402,711	3,438	5,429	1,074,757	3,268,493	2,379	4,457
Total non-current liabilities	12,466,857	8,280,021	20,218	5,429	9,756,988	11,211,847	23,666	4,457
Shareholders’ equity	9,020,719	8,604,839	78,108	366,845	7,465,918	2,367,560	63,466	363,796
Total liabilities and shareholders’ equity	24,702,982	17,126,715	132,908	387,348	20,613,086	13,744,116	123,071	383,917

				01/01/2025 to 12/31/2025				01/01/2024 to 12/31/2024
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equibras S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.49%	33.89%	50.00%	48.75%	37.49%	48.03%	50.00%	48.75%
Statements of Income
Net revenue	7,585,058		88,071	204,261	7,028,472		84,049	187,622
Cost of sales and services	(4,038,800)		(48,400)	(115,256)	(3,909,609)		(45,317)	(121,034)
Gross profit	3,546,258		39,671	89,005	3,118,863		38,732	66,588
Operating (expenses) income	(812,324)	(72,709)	(6,167)	(72,369)	89,237	(34,704)	(7,433)	(66,437)
Financial income (expenses), net	(584,004)	33,047	(4,334)	9,149	(1,160,359)	(14,421)	(3,308)	14,076
Profit/(Loss) before IR/CSLL	2,149,930	(39,662)	29,170	25,785	2,047,741	(49,125)	27,991	14,227
Current and deferred IR/CSLL	(594,868)		(8,984)	(5,644)	(632,231)		(8,398)	(7,909)
Profit / (loss) for the period	1,555,062	(39,662)	20,186	20,141	1,415,510	(49,125)	19,593	6,318
(1)	CSN holds a direct and indirect participation of 7.59% and 29.91%, respectively, through CSN Mineração as part of the total stake in MRS’ share capital mentioned above. A total of 28.23% was attributed to the CSN Group after participation of non-controlling shareholders was considered.

•      ITÁ ENERGÉTICA S.A. - (“ITASA”)

ITASA is a corporation established in July 1996, whose objective is to operate, under concession, the Itá Hydroelectric Power Plant - UHE Itá ("UHE Itá"), with 1,450 MW of installed capacity, located on the Uruguay River, at the border of Santa Catarina and Rio Grande do Sul states. The Itá HPP concession is shared with ENGIE Brasil Energia S.A., and CSN's stake in ITASA is 48.75%.

•      MRS LOGÍSTICA S.A. (“MRS”)

Located in Rio de Janeiro-RJ, the company aims to explore, through onerous concession, the public cargo railway transportation service in the right-of-way of the Southeast Network, located in the Rio de Janeiro, São Paulo, and Minas Gerais axis, from the defunct Rede Ferroviária Federal S.A. - RFFSA. The original concession term of 30 years counted from December 1, 1996, was extended by the granting authority in July 2022 for an additional 30 years counted from December 1, 2026.

MRS can also explore modal transport services related to rail transport and participate in projects aimed at expanding the granted railway services.

For the provision of services, MRS leased from RFFSA, for the same period of the concession, the assets necessary for the operation and maintenance of rail freight transport activities. At the end of the concession, all leased assets will be transferred to the possession of the railway transport operator designated in that same act.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE IGARAPAVA

Igarapava Hydroelectric Power Plant is located in Rio Grande, in the city of Conquista - MG, and has an installed capacity of 210 MW, consisting of 5 Bulb-type generating units.

CSN holds 17.92% of the investment in the Consortium whose purpose is the production of electric energy for the own consumption of the consortium members, according to the percentage of participation of each company.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE ITAÚBA

The Itaúba Hydroelectric Power Plant is located on the Jacuí river, in the municipality of Pinhal Grande, state of Rio Grande do Sul, and is composed of 4 Generating Units, with installed power of 500,400.00 KW.

CSN has a direct participation of 39.03% and indirectly through its subsidiaries of an additional 60.96%, totaling a participation of 99.99%.

•      CONSÓRCIO DA USINA HIDRELÉTRICA DE PASSO REAL

The Passo Real Hydroelectric Power Plant is located on the Jacuí river, in the municipality of Salto do Jacuí, state of Rio Grande do Sul, and is composed of 2 Generating Units, with installed power of 158,000.00 KW.

CSN has a direct participation of 56.40% and indirectly through its subsidiaries of an additional 40.15%, totaling a participation of 96.55%.

10.e)	TRANSNORDESTINA LOGÍSTICA S.A. (“TLSA”)

Its main objective is to explore and develop public cargo railway transportation services in the northeastern Brazil, comprising the sections from Missão Velha - Salgueiro, Salgueiro - Trindade, Trindade - Eliseu Martins, Salgueiro - Suape Port and Missão Velha - Pecém Port ("Malha II" – Railway Network number II). On December 23, 2022, following extensive negotiations involving ANTT, TCU, and the Ministry of Infrastructure at that time, the first amendment to the Concession Contract was signed. This amendment redefined the scope and completion deadlines for TLSA's railway sections, notably providing for the return of the Salgueiro-Porto de Suape section, resulting in a project with the current 1,206 km of railway network and a completion deadline of December 2029.

Management relies on resources from its shareholders and third parties to complete the project, which it expects to be available based on agreements and recent discussions between the parties involved. The amendment signed in 2024 with “Fundo de Desenvolvimento do Nordeste – FDNE” (Northeast Development Fund) for an operation of R$3.6 billion in convertible debentures has made the resources for completing the project practically fully secured. After evaluating this matter, Management has concluded that the going concern basis of accounting is appropriate in the preparation of the project’s financial statements.

Accounting Policy

Equity Method of Accounting and Consolidation

The equity method of accounting for subsidiaries, joint ventures and associates is applied. Other investments are held at fair value or cost.

Subsidiaries: They are entities in which the Company has significant influence over its financial and operating policies and/or potential exercise or convertible voting rights. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated on the date on which control ceases.

Joint-ventures and Joint-operations: are all entities in which the Company has jointly contractually controlled control with one or more parties and can be classified as follows:

•	Joint-operations: are accounted for in the financial statements to represent the Company's contractual rights and obligations.

•	Joint-ventures: are accounted for under the equity method and are not consolidated.

Affiliates: Are all entities over which the Company has significant influence but not control, generally through a shareholding of 20% to 50% of the voting rights. Investments in affiliates are initially recognized at cost and subsequently measured using the equity method.

Consortiums: Electricity consortiums are a form of collective electricity purchasing that allows groups of consumers to join to negotiate better supply conditions. In the Group, the Company and its subsidiaries CEEE-G, CSN Mineração, Cimentos Brasil, Elizabeth Cimentos, Minérios Nacional, Prada, Estanho de Rondônia and Metalgráfica Iguaçu participate in the listed consortiums. The profit or loss arising from consortium operations is recognized in the consortium companies according to the participation percentage.

Transactions between Subsidiaries, Affiliates, Joint-Ventures and Joint-operations

Unrealized balances and gains on transactions with subsidiaries, joint-ventures and affiliates are eliminated proportionally to CSN’s interest in the entity in question in the consolidation process. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment. The effects on the results of transactions with joint-ventures are also eliminated, where part of the equity in results of joint-ventures is reclassified to financial expenses, cost of products sold and income tax and social contribution.

The subsidiaries and joint-ventures have the same reporting date and accounting policies as those adopted by the Company.

Foreign Currency Transactions and Balances

The transactions in foreign currencies are translated into the functional currency using the exchange rates in effect at the dates of the transactions or valuations when their values are remeasured. Foreign exchange gains and losses resulting from the settlement of those transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement as financial result, except when they are recognized in shareholders' equity as a result of foreign operation characterized as foreign investment. Advances made in foreign currencies are recorded at the exchange rate of the date the entity makes the advance payments or receipts, recognizes (transaction date) as a non-monetary asset or non-monetary liability.

10.f)	Investment Properties

The balance of investment properties is shown below:

				Consolidated
	Ref.	Land	Buildings	Total
Balance at December 31, 2023		156,811	49,143	205,954
Cost		156,811	82,737	239,548
Accumulated depreciation			(33,594)	(33,594)
Balance at December 31, 2023		156,811	49,143	205,954
Depreciation			(3,961)	(3,961)
Transfer between groups - Fixed Assets and Investment Property		726		726
Write-off		(679)		(679)
Balance at December 31, 2024		156,858	45,182	202,040
Cost		156,858	83,285	240,143
Accumulated depreciation			(38,103)	(38,103)
Balance at December 31, 2024		156,858	45,182	202,040
Acquisitions		21,401		21,401
Depreciation	28		(3,916)	(3,916)
Balance at December 31, 2025		178,259	41,266	219,525
Cost		178,259	83,285	261,544
Accumulated Depreciation			(42,019)	(42,019)
Balance at December 31, 2025		178,259	41,266	219,525

The Company Management's estimate of the fair value of investment properties was carried out for December 31, 2025. The fair value of investment property at the consolidated as of December 31, 2025 totaled R$3,818,752 (R$2,431,581 as of December 31, 2024).

The estimated average useful lives for the exercises are as follows (in years):

		Consolidated
	12/31/2025	12/31/2024
Buildings	28	28

Accounting Policy

The Company’s investment properties consist of land and buildings maintained to earn rental income and capital appreciation. The measurement method used is the acquisition or construction cost less accumulated depreciation and reduction to its recoverable value, when applicable. The accumulated depreciation of buildings is calculated using the straight-line method based on the estimated useful life of the properties subject to depreciation. Land is not depreciated since it has an indefinite useful life.